Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of Cost of Revenue (Excluding Impairment Loss) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Cost of Revenue (Excluding Impairment Loss) [Abstract]
Lease expenses		¥ 42,629	¥ 84,265
Employee compensation and benefits		20,964	37,283
Depreciation and amortization		10,638	27,374
Advertising costs		142,479	84,724
Other operating costs	[1]	55,165	74,740
Total		¥ 271,875	¥ 308,386

[1]	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.